Segmental information (Tables)	12 Months Ended
Dec. 31, 2025
Segmental information
Summary of revenue and non-current assets based on geographical areas

Revenue	Years Ended December 31,
in €‘000	2025	2024	2023
Switzerland	3,908	9,555	9,292
Malta	134,055	101,804	88,593
United States	323,805	262,765	166,008

Revenue	Years Ended December 31,
in €‘000	2025	2024	2023
North America	366,210	301,269	195,883
Africa	25,665	26,918	23,308
AsiaPac & Middle East	134,430	116,466	108,412
Europe	640,547	562,024	464,012
LATAM & Caribbean	123,113	99,879	86,006
Total	1,289,965	1,106,556	877,621

Non-current assets	As of December 31,
in €‘000	2025	2024
Switzerland	1,333,669	1,218,323
Germany	58,379	57,790
United States	315,273	230,903
United Kingdom	302,224	56,822
Other countries[1]	109,474	116,206
Total	2,119,019	1,680,044

1No individual country represented more than 10% of the total.